Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other financial assets
Schedule of other financial assets
	December 31, 2024		December 31, 2023
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	1	1,044	34	2,240
Short-term financing receivables held for operating purposes			7
	1	1,044	41	2,240
Long-term financing receivables	44	2,109
Short-term financing receivables	1,040		855
	1,084	2,109	855
	1,085	3,153	896	2,240
Securities held for operating purposes		62		61
	1,085	3,215	896	2,301

Schedule of financial receivables net of allowance for doubtful accounts
(€ million)	2024	2023
Carrying amount at the beginning of the year	383	391
Additions	26	15
Deductions	(3)	(9)
Currency translation differences	24	(13)
Other changes	(3)	(1)
Carrying amount at the end of the year	427	383

Schedule of securities per issuing entity
	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	11	12	11	from 0 to 2.65	from 2025 to 2031	Baa3	BBB
Others (*)	33	33	33	from 0.01 to 5.0	from 2025 to 2029	from Aa1 to Baa2	from AA+ to BBB-
Floating rate bonds
Italy	15	15	15	from 3.56 to 4.01	from 2025 to 2029	Baa3	BBB
Total sovereign states	59	60	59
Other financial institutions
European Bank of Investments	3	3	3	3.75	from 2025 to 2026	Aaa	AAA
Total	62	63	62

(*) Amounts included herein are lower than €10 million.